Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net Income / (Loss) before Income Tax	$ 26,223	$ 54,360	$ 28,335
Weighted average income tax rate	39.00%	33.00%	30.00%
Income tax expense at weighted average income tax rate	$ 10,273	$ 17,740	$ 8,501
Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses	(1,448)	(10,714)	(6,826)
Foreign non-creditable withholding tax	4,193	6,339	6,692
Non-deductible expenses	1,346	2,223	2,928
Currency translation adjustment	1,902
Others	540	(651)	(94)
True up	1,204
Change in Valuation allowance	(10,941)	(2,943)	(663)
Income Tax expense	$ 7,069	$ 11,994	$ 10,538